UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22896

Investment Company Act File Number

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Capital Opportunities Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Argentina — 6.1%
Adecoagro SA(1)	28,000	$306,880
Banco Macro SA, Class B ADR	16,350	1,228,375
BBVA Banco Frances SA ADR	23,271	467,980
Cresud SA ADR(1)	21,048	358,658
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	14,934	265,676
Grupo Clarin SA GDR(2)	18,100	363,810
Grupo Financiero Galicia SA, Class B ADR	39,702	1,178,355
IRSA Inversiones y Representaciones SA ADR(1)	14,076	260,124
Pampa Energia SA ADR(1)	27,830	758,646
Petrobras Argentina SA ADR	39,326	244,214
Telecom Argentina SA ADR	40,914	773,684
Transportadora de Gas del Sur SA ADR	39,857	259,071
YPF SA ADR	41,500	766,505

		$7,231,978

Botswana — 0.2%
First National Bank of Botswana, Ltd.	710,000	$215,231

		$215,231

China — 14.9%
58.com, Inc. ADR(1)	1,316	$68,445
AAC Technologies Holdings, Inc.	17,500	163,582
Agricultural Bank of China, Ltd., Class H	512,000	188,598
Alibaba Group Holding, Ltd. ADR(1)	17,654	1,456,102
Anhui Conch Cement Co., Ltd., Class H	24,000	63,146
ANTA Sports Products, Ltd.	17,000	37,994
Baidu, Inc. ADR(1)	4,880	778,848
Bank of China, Ltd., Class H	1,633,000	674,186
Bank of Communications, Ltd., Class H	209,000	141,469
Beijing Enterprises Holdings, Ltd.	11,500	65,014
Beijing Enterprises Water Group, Ltd.	98,000	59,646
Belle International Holdings, Ltd.	85,000	56,346
Brilliance China Automotive Holdings, Ltd.	56,000	62,348
BYD Co., Ltd., Class H(1)	14,500	92,345
CGN Power Co., Ltd., Class H(3)	155,000	45,912
China Cinda Asset Management Co., Ltd., Class H	147,000	47,907
China CITIC Bank Corp., Ltd., Class H	204,000	129,309
China Communications Construction Co., Ltd., Class H	119,000	130,402
China Conch Venture Holdings, Ltd.	23,500	45,051
China Construction Bank Corp., Class H	1,686,000	1,133,903
China Everbright, Ltd.	24,000	45,972
China Evergrande Group	76,000	48,015
China Galaxy Securities Co., Ltd., Class H	59,500	51,633
China Gas Holdings, Ltd.	42,000	66,487
China Huishan Dairy Holdings Co., Ltd.	111,000	43,661
China Life Insurance Co., Ltd., Class H	153,000	347,048
China Mengniu Dairy Co., Ltd.	69,000	115,594
China Merchants Bank Co., Ltd., Class H	102,500	219,796
China Merchants Holdings (International) Co., Ltd.	22,000	64,706
China Minsheng Banking Corp., Ltd., Class H	144,500	151,077
China Mobile, Ltd.	124,000	1,535,557
China Overseas Land & Investment, Ltd.	88,000	290,274

Security	Shares	Value
China Pacific Insurance (Group) Co., Ltd., Class H	59,400	$211,090
China Petroleum & Chemical Corp., Class H	566,000	405,919
China Railway Construction Corp., Ltd., Class H	46,500	56,061
China Railway Group, Ltd., Class H(1)	86,000	65,059
China Resources Gas Group, Ltd.	20,000	58,772
China Resources Land, Ltd.	65,777	164,069
China Resources Power Holdings Co., Ltd.	34,000	54,338
China Shenhua Energy Co., Ltd., Class H	88,500	169,919
China State Construction International Holdings, Ltd.	42,000	56,288
China Taiping Insurance Holdings Co., Ltd.(1)	42,800	84,210
China Telecom Corp., Ltd., Class H	322,000	159,140
China Unicom (Hong Kong), Ltd.	138,000	147,013
China Vanke Co., Ltd., Class H	26,700	60,541
CITIC Securities Co., Ltd., Class H	39,500	84,388
CITIC, Ltd.	101,000	153,263
CNOOC, Ltd.	398,000	479,683
CRRC Corp., Ltd., Class H	79,750	73,378
CSPC Pharmaceutical Group, Ltd.	84,000	72,734
Ctrip.com International, Ltd. ADR(1)	5,100	222,717
Dalian Wanda Commercial Properties Co., Ltd., Class H(3)	10,400	66,076
Dongfeng Motor Group Co., Ltd., Class H	54,000	66,867
ENN Energy Holdings, Ltd.	14,000	66,860
Geely Automobile Holdings, Ltd.	115,000	75,850
GF Securities Co., Ltd., Class H	24,600	54,048
Great Wall Motor Co., Ltd., Class H	53,500	55,780
Guangdong Investment, Ltd.	48,000	73,764
Haier Electronics Group Co., Ltd.	17,000	28,558
Haitong Securities Co., Ltd., Class H	60,000	97,952
Hanergy Thin Film Power Group, Ltd.(1)(4)	302,000	0
Hengan International Group Co., Ltd.	17,000	143,096
Huaneng Power International, Inc., Class H	68,000	41,891
Industrial & Commercial Bank of China, Ltd., Class H	1,486,000	847,749
JD.com, Inc. ADR(1)	6,024	130,420
Kunlun Energy Co., Ltd.	66,000	50,193
Lenovo Group, Ltd.	160,000	103,688
NetEase, Inc. ADR	1,381	282,097
New China Life Insurance Co., Ltd., Class H	16,000	56,921
New Oriental Education & Technology Group, Inc. ADR	2,374	104,598
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	49,837
PetroChina Co., Ltd., Class H	478,000	327,662
PICC Property & Casualty Co., Ltd., Class H	92,000	143,351
Ping An Insurance (Group) Co. of China, Ltd., Class H	109,000	511,546
Qinqin Foodstuffs Group (Cayman) Co., Ltd.(1)	3,400	1,253
Qunar Cayman Islands, Ltd. ADR(1)	977	29,378
Semiconductor Manufacturing International Corp.(1)	478,000	38,752
Shanghai Electric Group Co., Ltd., Class H(1)	14,000	5,834
Shenzhou International Group Holdings, Ltd.	12,000	63,346
Shimao Property Holdings, Ltd.	30,500	39,938
Sino Biopharmaceutical, Ltd.	90,000	60,295
Sinopharm Group Co., Ltd., Class H	22,400	108,818
SouFun Holdings, Ltd. ADR(1)	5,969	30,561
TAL Education Group ADR(1)	758	45,639
Tencent Holdings, Ltd.	105,200	2,540,909
Tingyi (Cayman Islands) Holding Corp.	34,000	29,496
Vipshop Holdings, Ltd. ADR(1)	6,998	99,582
Want Want China Holdings, Ltd.	103,000	63,249
YY, Inc. ADR(1)	536	21,006
Zhuzhou CRRC Times Electric Co., Ltd.	11,000	60,861

		$17,816,676

Security	Shares	Value
Croatia — 1.4%
Adris Grupa DD, PFC Shares	6,900	$424,854
Atlantic Grupa DD	1,200	145,903
Ericsson Nikola Tesla DD	700	105,162
Hrvatski Telekom DD	21,128	454,206
Koncar-Elektroindustrija DD	1,200	119,094
Ledo DD	110	166,719
Podravka Prehrambena Industrija DD(1)	5,700	305,710

		$1,721,648

Georgia — 2.2%
BGEO Group PLC	46,500	$1,683,082
TBC Bank JSC GDR(2)	72,600	958,803

		$2,641,885

Hong Kong — 0.0%(5)
Alibaba Pictures Group, Ltd.(1)	230,000	$49,349

		$49,349

Iceland — 3.9%
Eimskipafelag Islands HF	407,000	$892,582
Hagar HF	2,036,000	789,979
HB Grandi HF	1,649,000	420,752
Icelandair Group HF	1,860,000	430,661
Marel HF	397,000	843,862
Reginn HF(1)	1,637,000	306,536
Reitir Fasteignafelag HF(1)	1,043,000	714,365
Siminn HF(1)	9,776,000	254,800

		$4,653,537

India — 11.8%
Adani Ports and Special Economic Zone, Ltd.	46,802	$162,734
Adani Power, Ltd.(1)	9,483	3,971
Ambuja Cements, Ltd.	41,300	167,700
Ashok Leyland, Ltd.	77,500	110,976
Asian Paints, Ltd.	15,300	254,633
Aurobindo Pharma, Ltd.	14,300	169,275
Axis Bank, Ltd.	31,700	259,450
Bajaj Auto, Ltd.	4,500	182,082
Bharti Airtel, Ltd.	58,700	317,738
Bharti Infratel, Ltd.	30,400	179,668
Bosch, Ltd.	400	150,029
Cipla, Ltd.	18,900	149,275
Coal India, Ltd.	38,100	187,233
Dabur India, Ltd.	26,600	120,936
Dr. Reddy’s Laboratories, Ltd.	6,200	272,488
Eicher Motors, Ltd.	600	202,005
GAIL (India), Ltd.	20,200	115,500
Glenmark Pharmaceuticals, Ltd.	7,500	96,811
Godrej Consumer Products, Ltd.	7,000	166,221
HCL Technologies, Ltd.	28,000	314,944
Hero MotoCorp, Ltd.	2,600	124,283
Hindustan Unilever, Ltd.	36,500	503,235
Housing Development Finance Corp., Ltd.	69,000	1,423,383
ICICI Bank, Ltd.	60,400	233,826
Idea Cellular, Ltd.	67,000	105,319
Indiabulls Housing Finance, Ltd.	16,000	182,849
Infosys, Ltd.	84,400	1,353,548
ITC, Ltd.	157,650	597,689
Larsen & Toubro, Ltd.	15,800	367,862
LIC Housing Finance, Ltd.	14,300	111,195
Lupin, Ltd.	11,200	292,438

Security	Shares	Value
Mahindra & Mahindra, Ltd.	18,200	$399,137
Marico, Ltd.	24,300	103,278
Maruti Suzuki India, Ltd.	5,300	378,203
Nestle India, Ltd.	1,200	128,042
Oil & Natural Gas Corp., Ltd.	41,500	138,197
Reliance Industries, Ltd.	59,600	905,071
Shriram Transport Finance Co., Ltd.	7,800	149,185
State Bank of India	81,000	279,544
Sun Pharmaceutical Industries, Ltd.	44,820	556,482
Tata Consultancy Services, Ltd.	21,800	855,834
Tata Motors, Ltd.	40,300	304,283
Tech Mahindra, Ltd.	12,100	87,501
UltraTech Cement, Ltd.	2,300	127,944
United Spirits, Ltd.(1)	3,500	127,806
UPL, Ltd.	15,400	144,622
Wipro, Ltd.	31,835	259,814
Zee Entertainment Enterprises, Ltd.	31,200	232,780

		$14,057,019

Indonesia — 5.3%
Astra International Tbk PT	1,263,900	$748,368
Bank Central Asia Tbk PT	744,200	822,460
Bank Mandiri Tbk PT	592,100	459,642
Bank Negara Indonesia Persero Tbk PT	515,100	211,193
Bank Rakyat Indonesia Tbk PT	688,000	607,696
Charoen Pokphand Indonesia Tbk PT	516,800	148,432
Gudang Garam Tbk PT	27,300	140,971
Hanjaya Mandala Sampoerna Tbk PT	642,100	178,145
Indocement Tunggal Prakarsa Tbk PT	107,300	140,321
Indofood CBP Sukses Makmur Tbk PT	177,600	116,959
Indofood Sukses Makmur Tbk PT	305,000	194,524
Kalbe Farma Tbk PT	1,471,900	188,783
Lippo Karawaci Tbk PT	1,478,100	128,215
Matahari Department Store Tbk PT	156,200	238,391
Perusahaan Gas Negara Persero Tbk PT	785,700	197,995
Semen Indonesia Persero Tbk PT	212,500	152,714
Summarecon Agung Tbk PT	802,100	104,274
Surya Citra Media Tbk PT	439,800	106,545
Telekomunikasi Indonesia Tbk PT	3,009,400	979,593
Unilever Indonesia Tbk PT	97,200	334,778
United Tractors Tbk PT	121,000	145,836

		$6,345,835

Kazakhstan — 2.1%
Central Asia Metals PLC	108,300	$236,663
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)	167,650	805,228
KAZ Minerals PLC(1)	170,725	354,976
KazMunaiGas Exploration Production GDR(1)(2)	101,909	786,871
Kcell JSC GDR(2)	91,042	309,498

		$2,493,236

Kenya — 2.1%
ARM Cement, Ltd.(1)	96,800	$30,348
Britam Holdings, Ltd.	254,700	31,379
Centum Investment Co., Ltd.(1)	153,200	66,682
Co-operative Bank of Kenya, Ltd. (The)	672,533	96,483
East African Breweries, Ltd.	180,104	514,637
Equity Group Holdings, Ltd.	929,100	348,796
KCB Group, Ltd.	1,034,200	326,641
Kenya Airways, Ltd.(1)	383,378	14,779
Kenya Electricity Generating Co., Ltd.	1,912,575	124,738
Kenya Power & Lighting, Ltd.	313,400	24,725
NIC Bank, Ltd.	209,800	66,085
Safaricom, Ltd.	4,553,317	860,190

		$2,505,483

Security	Shares	Value
Latvia — 0.1%
SAF Tehnika(1)	28,900	$101,266

		$101,266

Mauritius — 2.0%
Alteo, Ltd.	52,987	$43,398
CIEL, Ltd.	430,500	71,911
CIM Financial Services, Ltd.	238,300	46,930
ENL Land, Ltd.	72,211	83,273
Gamma Civic, Ltd.	81,886	54,100
Harel Mallac & Co., Ltd.	31,500	68,873
IBL, Ltd.(1)	37,656	30,709
LUX Island Resorts, Ltd.	62,400	104,472
MCB Group, Ltd.	138,908	811,009
New Mauritius Hotels, Ltd.	305,790	185,674
New Mauritius Hotels, Ltd., PFC Shares	101,930	33,072
Omnicane, Ltd.	15,009	27,207
Phoenix Beverages, Ltd.	10,200	106,165
Rogers & Co., Ltd.	187,150	154,581
SBM Holdings, Ltd.	19,639,106	380,977
Sun, Ltd., Class A(1)	65,600	62,947
Terra Mauricia, Ltd.	90,156	76,733
Vivo Energy Mauritius, Ltd.	23,359	67,605

		$2,409,636

Mexico — 4.2%
Alfa SAB de CV, Series A	113,000	$184,416
America Movil SAB de CV, Series L ADR	56,400	650,292
Cemex SAB de CV ADR(1)	54,912	420,077
Coca-Cola Femsa SAB de CV ADR	1,600	125,728
Fibra Uno Administracion SA de CV	92,700	188,614
Fomento Economico Mexicano SAB de CV ADR	6,200	554,900
Grupo Aeroportuario del Pacifico SAB de CV, Class B ADR	1,100	108,097
Grupo Aeroportuario del Sureste SAB de CV, Class B ADR	900	138,339
Grupo Bimbo SAB de CV, Series A	61,000	182,284
Grupo Carso SAB de CV, Series A1	20,500	83,629
Grupo Financiero Banorte SAB de CV, Class O	94,200	515,965
Grupo Financiero Inbursa SAB de CV, Class O	95,900	153,951
Grupo Financiero Santander Mexico SAB de CV ADR	15,600	142,428
Grupo Mexico SAB de CV, Series B	141,200	340,687
Grupo Televisa SAB ADR	16,200	430,434
Industrias Penoles SAB de CV	5,800	148,560
Kimberly-Clark de Mexico SAB de CV, Class A	50,800	114,822
Mexichem SAB de CV	38,100	83,129
Promotora y Operadora de Infraestructura SAB de CV	8,500	99,321
Wal-Mart de Mexico SAB de CV, Series V	165,700	378,238

		$5,043,911

Norway — 0.1%
Telenor ASA	9,700	$162,393

		$162,393

Pakistan — 5.9%
Abbott Laboratories Pakistan, Ltd.	14,900	$110,946
Askari Bank, Ltd.	333,400	59,333
Bank AL Habib, Ltd.	607,400	251,567
Bank Alfalah, Ltd.	576,300	149,844
Dawood Hercules Corp., Ltd.	76,500	109,627
Engro Corp., Ltd.	150,700	480,620
Fatima Fertilizer Co., Ltd.(1)	415,400	135,301
Fauji Cement Co., Ltd.	451,600	162,613
Fauji Fertilizer Bin Qasim, Ltd.	228,300	121,005
Fauji Fertilizer Co., Ltd.	373,400	405,840

Security	Shares	Value
Ferozsons Laboratories, Ltd.	11,500	$114,947
Habib Bank, Ltd.	365,200	754,247
Habib Metropolitan Bank, Ltd.	269,300	77,072
Hub Power Co., Ltd.	283,500	356,816
IGI Insurance, Ltd.	36,000	70,060
Indus Motor Co., Ltd.	15,200	172,089
K-Electric, Ltd.(1)	1,167,800	91,302
Kohat Cement Co., Ltd.	36,300	95,662
Kot Addu Power Co., Ltd.	209,400	175,880
Lucky Cement, Ltd.	102,400	723,411
Maple Leaf Cement Factory, Ltd.	135,500	145,894
MCB Bank, Ltd.	344,300	722,685
Millat Tractors, Ltd.	21,100	115,063
National Bank of Pakistan	394,900	240,469
Nishat Mills, Ltd.	114,100	131,504
Packages, Ltd.	23,600	158,185
Pak Elektron, Ltd.	139,300	95,371
Pak Suzuki Motor Co., Ltd.	18,600	71,372
Pakistan Telecommunication Co., Ltd.	448,400	70,744
Searle Co., Ltd. (The)	33,000	180,193
SUI Southern Gas Co., Ltd.(1)	209,600	63,100
United Bank, Ltd.	235,200	415,976

		$7,028,738

Peru — 0.9%
Cia de Minas Buenaventura SA ADR(1)	29,856	$437,390
Southern Copper Corp.	24,638	640,342

		$1,077,732

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	72,000	$119,386
Aboitiz Power Corp.	39,500	37,958
Alliance Global Group, Inc.	85,700	29,439
Ayala Corp.	8,570	158,429
Ayala Land, Inc.	291,600	244,620
Bank of the Philippine Islands	21,799	44,428
BDO Unibank, Inc.	63,210	152,004
DMCI Holdings, Inc.	110,400	30,522
Energy Development Corp.	250,600	31,268
Globe Telecom, Inc.	1,375	66,208
GT Capital Holdings, Inc.	3,100	101,382
International Container Terminal Services, Inc.	13,610	18,508
JG Summit Holding, Inc.	101,690	180,342
Jollibee Foods Corp.	11,680	63,256
Megaworld Corp.	307,500	32,870
Metro Pacific Investments Corp.	549,800	87,619
Metropolitan Bank & Trust Co.	13,903	28,039
Philippine Long Distance Telephone Co.	3,815	170,399
Robinsons Land Corp.	76,300	51,874
SM Investments Corp.	6,480	94,866
SM Prime Holdings, Inc.	324,100	201,141
Universal Robina Corp.	34,300	146,029

		$2,090,587

Qatar — 0.2%
Ooredoo QSC	9,600	$250,873

		$250,873

Security	Shares	Value
Serbia — 2.6%
Aerodrom Nikola Tesla AD Beograd	43,200	$393,061
Energoprojekt Holding AD Beograd(1)	62,500	695,050
Gosa Montaza AD Velika Plana	1,378	23,190
Komercijalna Banka AD Beograd(1)	39,650	624,675
Metalac AD(1)	9,400	119,324
NIS AD Novi Sad	216,465	1,207,110

		$3,062,410

Singapore — 1.6%
Yoma Strategic Holdings, Ltd.(1)	4,295,333	$1,860,667

		$1,860,667

South Korea — 8.2%
AMOREPACIFIC Corp.	590	$204,278
AMOREPACIFIC Group	650	83,851
BNK Financial Group, Inc.	5,972	46,998
Celltrion, Inc.(1)	1,339	124,520
CJ CheilJedang Corp.	220	77,475
CJ Corp.	300	53,784
Coway Co., Ltd.	1,200	91,734
Dongbu Insurance Co., Ltd.	1,100	62,527
E-MART, Inc.	420	61,358
GS Holdings Corp.	1,100	47,530
Hana Financial Group, Inc.	6,400	157,578
Hankook Tire Co., Ltd.	1,500	72,653
Hanmi Pharmaceutical Co., Ltd.	112	61,207
Hanwha Chemical Corp.	2,200	50,326
Hotel Shilla Co., Ltd.	930	49,560
Hyosung Corp.	500	62,136
Hyundai Development Co. - Engineering & Construction	1,700	67,397
Hyundai Engineering & Construction Co., Ltd.	1,750	57,741
Hyundai Glovis Co., Ltd.	370	55,573
Hyundai Heavy Industries Co., Ltd.(1)	850	95,591
Hyundai Marine & Fire Insurance Co., Ltd.	1,400	37,851
Hyundai Mobis Co., Ltd.	1,200	273,639
Hyundai Motor Co.	2,600	306,780
Hyundai Motor Co., PFC Shares	550	47,851
Hyundai Motor Co., Second PFC Shares	760	68,201
Hyundai Steel Co.	1,600	72,579
Industrial Bank of Korea	5,900	62,480
Kakao Corp.	600	48,706
Kangwon Land, Inc.	2,800	102,490
KB Financial Group, Inc.	6,750	214,331
KCC Corp.	120	42,298
Kia Motors Corp.	4,600	173,283
Korea Aerospace Industries, Ltd.	900	64,827
Korea Electric Power Corp.	4,500	246,370
Korea Zinc Co., Ltd.	199	90,773
KT&G Corp.	1,930	208,711
LG Chem, Ltd.	800	174,349
LG Corp.	2,000	113,605
LG Display Co., Ltd.	4,300	119,219
LG Electronics, Inc.	2,000	95,641
LG Household & Health Care, Ltd.	170	153,123
LG Uplus Corp.	5,400	52,857
Lotte Chemical Corp.	340	92,385
Lotte Shopping Co., Ltd.	270	46,562
Naver Corp.	490	310,897
NCsoft Corp.	330	74,163
ORION Corp.	70	57,656
POSCO	1,220	247,205

Security	Shares	Value
S-Oil Corp.	900	$61,972
Samsung C&T Corp.	1,350	163,418
Samsung Electro-Mechanics Co., Ltd.	1,100	54,308
Samsung Electronics Co., Ltd.	1,830	2,518,038
Samsung Electronics Co., Ltd., PFC Shares	340	384,311
Samsung Fire & Marine Insurance Co., Ltd.	600	142,980
Samsung Life Insurance Co., Ltd.	1,450	126,148
Samsung SDI Co., Ltd.	1,100	103,992
Samsung SDS Co., Ltd.	550	77,266
Samsung Securities Co., Ltd.	1,400	47,368
Shinhan Financial Group Co., Ltd.	7,350	262,653
SK Holdings Co., Ltd.	632	117,918
SK Hynix, Inc.	10,000	307,941
SK Innovation Co., Ltd.	1,300	171,312
Woori Bank	7,000	63,164

		$9,785,438

Taiwan — 6.2%
Advanced Semiconductor Engineering, Inc.	119,000	$140,478
Advantech Co., Ltd.	7,000	54,471
Asia Cement Corp.	52,000	47,566
Asustek Computer, Inc.	12,000	104,410
AU Optronics Corp.	156,000	63,750
Catcher Technology Co., Ltd.	12,000	83,668
Cathay Financial Holding Co., Ltd.	134,000	150,739
Chailease Holding Co., Ltd.	11,440	20,313
Chang Hwa Commercial Bank, Ltd.	108,850	58,573
Cheng Shin Rubber Industry Co., Ltd.	28,000	58,452
China Development Financial Holding Corp.	248,000	60,383
China Life Insurance Co., Ltd.	40,040	33,123
China Steel Corp.	210,000	145,274
Chunghwa Telecom Co., Ltd.	64,000	228,705
Compal Electronics, Inc.	95,000	59,693
CTBC Financial Holding Co., Ltd.	255,259	140,927
Delta Electronics, Inc.	33,680	177,650
E.Sun Financial Holding Co., Ltd.	138,406	77,297
Eclat Textile Co., Ltd.	3,068	34,390
Far Eastern New Century Corp.	59,700	46,653
Far EasTone Telecommunications Co., Ltd.	32,000	73,571
Feng TAY Enterprise Co., Ltd.	6,720	30,366
First Financial Holding Co., Ltd.	165,870	92,051
Formosa Chemicals & Fibre Corp.	59,000	153,751
Formosa Petrochemical Corp.	22,000	62,594
Formosa Plastics Corp.	70,000	170,811
Foxconn Technology Co., Ltd.	18,110	43,948
Fubon Financial Holding Co., Ltd.	112,000	139,375
Giant Manufacturing Co., Ltd.	6,000	40,512
Hermes Microvision, Inc.	1,000	42,619
Hon Hai Precision Industry Co., Ltd.	227,850	628,776
Hotai Motor Co., Ltd.	5,000	50,235
Hua Nan Financial Holdings Co., Ltd.	124,154	67,768
Innolux Corp.	180,000	66,669
Largan Precision Co., Ltd.	2,000	215,016
Lite-On Technology Corp.	25,125	37,680
MediaTek, Inc.	24,000	183,240
Mega Financial Holding Co., Ltd.	179,476	140,745
Nan Ya Plastics Corp.	85,000	161,029
Novatek Microelectronics Corp., Ltd.	6,000	21,084
Pegatron Corp.	30,000	73,849
Pou Chen Corp.	42,000	57,330
President Chain Store Corp.	10,000	81,247
Quanta Computer, Inc.	51,000	103,865
Shin Kong Financial Holding Co., Ltd.	177,960	36,196

Security	Shares	Value
Shuang Bang Industrial Corp.(1)	14,662	$10,202
Siliconware Precision Industries Co., Ltd.	17,914	26,965
SinoPac Financial Holdings Co., Ltd.	171,182	55,307
Synnex Technology International Corp.	31,000	36,626
Taishin Financial Holding Co., Ltd.	149,000	59,850
Taiwan Cement Corp.	67,000	71,221
Taiwan Cooperative Financial Holding Co., Ltd.	136,700	64,071
Taiwan Mobile Co., Ltd.	31,000	106,879
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	2,144,470
Teco Electric & Machinery Co., Ltd.	24,000	21,273
Uni-President Enterprises Corp.	82,960	169,549
United Microelectronics Corp.	220,000	81,929
Yuanta Financial Holding Co., Ltd.	158,675	55,760

		$7,464,944

Thailand — 0.7%
Mega Lifesciences PCL(6)	450,300	$212,227
PTT Exploration & Production PCL(6)	53,050	127,179
TTCL PCL(6)	767,100	465,700

		$805,106

Vietnam — 11.3%
An Phu Irradiation JSC	75,510	$64,330
Bank for Foreign Trade of Vietnam JSC	410,815	996,448
Bao Viet Holdings	111,500	295,525
Century Synthetic Fiber Corp.	157,113	154,972
Danang Rubber JSC	67,496	119,700
Dien Quang JSC	67,100	240,616
FPT Corp.	92,491	170,098
Gemadept Corp.	61,050	72,079
HA TIEN 1 Cement JSC(1)	192,400	262,368
Ho Chi Minh City Infrastructure Investment JSC	262,900	306,914
Hoa Phat Group JSC(1)	155,605	310,961
Hoa Sen Group	82,758	146,325
Hung Vuong Corp.(1)	233,760	116,557
Imexpharm Pharmaceutical JSC	22,770	51,586
KIDO Group Corp.	243,900	316,348
Kinh Bac City Development Share Holding Corp.(1)	268,100	212,981
Masan Group Corp.(1)	604,200	1,734,483
Nam Long Investment Corp.	110,000	106,516
PetroVietnam Drilling & Well Services JSC	199,286	232,546
PetroVietnam Fertilizer & Chemical JSC	205,250	268,826
PetroVietnam Gas JSC	83,000	220,252
PetroVietnam Technical Services Corp.	294,900	224,902
Pha Lai Thermal Power JSC	186,000	128,596
Refrigeration Electrical Engineering Corp.	115,000	106,289
Saigon - Hanoi Commercial Joint Stock Bank(1)	573,413	154,420
Saigon Securities, Inc.(1)	400,730	412,318
Saigon Thuong Tin Commercial JSB(1)	977,216	495,842
Son Ha International Corp.	483,900	199,695
Tan Tao Investment & Industry JSC(1)	675,400	148,634
TNG Investment & Trading JSC(1)	204,660	152,422
Traphaco JSC	26,166	133,831
Truong Thanh Furniture Corp.(1)	341,800	354,356
Vietnam Construction and Import-Export JSC	251,400	168,162
Vietnam Dairy Products JSC	182,200	1,292,258
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	119,794

Security	Shares	Value
Vingroup JSC(1)	1,189,510	$2,720,801
Vinh Hoan Corp.	98,180	231,380
Vinh Son - Song Hinh Hydropower JSC	101,700	65,278

		$13,509,409

Total Common Stocks (identified cost $115,840,002)		$114,384,987

Short-Term Investments — 2.6%

U.S. Treasury Obligations — 0.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/18/16(7)	$1,000	$999,917

Total U.S. Treasury Obligations (identified cost $999,893)		$999,917

Other — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(8)	$2,058	$2,058,075

Total Other (identified cost $2,058,075)		$2,058,075

Total Short-Term Investments (identified cost $3,057,968)		$3,057,992

Total Investments — 98.3% (identified cost $118,897,970)		$117,442,979

Other Assets, Less Liabilities — 1.7%		$2,053,674

Net Assets — 100.0%		$119,496,653

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $3,224,210 or 2.7% of the Portfolio’s net assets.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $111,988 or 0.1% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $14,545.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	30.8%	$36,766,047
Information Technology	14.3	17,121,854
Consumer Staples	10.8	12,855,910
Industrials	7.7	9,225,023
Materials	7.4	8,819,497
Telecommunication Services	6.9	8,273,137
Consumer Discretionary	6.6	7,894,591
Energy	5.9	7,069,124
Utilities	2.8	3,402,948
Health Care	2.5	2,956,856
Short-Term Investments	2.6	3,057,992

Total Investments	98.3%	$117,442,979

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	37,233	USD	41,772	BNP Paribas	8/8/16	$—	$(136)
EUR	1,472,419	USD	1,671,144	Standard Chartered Bank	8/8/16	—	(24,613)
EUR	1,522,268	USD	1,726,796	Standard Chartered Bank	8/8/16	—	(24,521)
EUR	819,172	USD	920,763	Standard Chartered Bank	8/8/16	—	(4,725)
USD	560,465	EUR	490,066	JPMorgan Chase Bank, N.A.	8/8/16	12,449	—
USD	1,226,770	EUR	1,065,388	Standard Chartered Bank	8/8/16	35,401	—
USD	4,325,714	EUR	3,813,859	Standard Chartered Bank	8/8/16	60,870	—
USD	4,147,811	EUR	3,657,007	Standard Chartered Bank	8/8/16	58,366	—
USD	147,997	EUR	130,485	Standard Chartered Bank	8/8/16	2,083	—
USD	2,691,671	EUR	2,373,170	Standard Chartered Bank	8/8/16	37,876	—
USD	3,001,118	EUR	2,646,000	Standard Chartered Bank	8/8/16	42,231	—
USD	439,483	EUR	397,123	Standard Chartered Bank	8/8/16	—	(4,600)
USD	213,800	NOK	1,747,958	Standard Chartered Bank	9/13/16	6,608	—
USD	1,635,263	SGD	2,217,400	Citibank, N.A.	9/16/16	—	(18,075)
THB	5,757,000	USD	162,903	Standard Chartered Bank	11/10/16	2,129	—
USD	992,740	THB	35,004,000	Standard Chartered Bank	11/10/16	—	(10,697)
USD	5,247,016	CNH	36,270,000	Bank of America, N.A.	1/11/17	—	(184,855)
USD	951,933	CNH	6,275,000	Citibank, N.A.	1/11/17	12,176	—
USD	5,217,204	CNH	36,270,000	Standard Chartered Bank	1/11/17	—	(214,667)
USD	5,240,751	CNH	36,266,000	Standard Chartered Bank	1/11/17	—	(190,520)
USD	3,095,653	TWD	104,048,000	Standard Chartered Bank	2/2/17	—	(194,923)

						$270,189	$(872,332)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini MSCI Emerging Markets Index	183	Long	Sep-16	$7,291,635	$8,065,725	$774,090
SET50 Index	95	Short	Sep-16	(490,095)	(524,551)	(34,456)

						$739,634

SET: Stock Exchange of Thailand.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

NOK	-	Norwegian Krone

SGD	-	Singapore Dollar

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$774,090	$(34,456)

Total		$774,090	$(34,456)

Foreign Exchange	Forward foreign currency exchange contracts	$270,189	$(872,332)

Total		$270,189	$(872,332)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$119,105,167

Gross unrealized appreciation	$11,346,710
Gross unrealized depreciation	(13,008,898)

Net unrealized depreciation	$(1,662,188)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$3,270,646	$80,036,358	$0	$83,307,004
Developed Europe	—	162,393	—	162,393
Emerging Europe	4,653,537	7,527,209	—	12,180,746
Latin America	13,353,621	—	—	13,353,621
Middle East/Africa	99,582	5,281,641	—	5,381,223
Total Common Stocks	$21,377,386	$93,007,601 **	$0	$114,384,987
Short-Term Investments —
U.S. Treasury Obligations	$—	$999,917	$—	$999,917
Other	—	2,058,075	—	2,058,075
Total Investments	$21,377,386	$96,065,593	$0	$117,442,979
Forward Foreign Currency Exchange Contracts	$—	$270,189	$—	$270,189
Futures Contracts	774,090	—	—	774,090
Total	$22,151,476	$96,335,782	$—	$118,487,258

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(872,332)	$—	$(872,332)
Futures Contracts	—	(34,456)	—	(34,456)
Total	$—	$(906,788)	$—	$(906,788)

*	None of the unobservable inputs for Level 3 assets, indivudally or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016